Pension and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2009
Pension and Other Employee Benefits
Schedule of amounts recognized for all of the entity's pension and postretirement benefit plans

	Pension Benefits		Other Benefits
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Accumulated benefit obligation	$246,021	$235,727	$577,918	$476,101

Change in projected benefit obligation:
Benefit obligation at beginning of year	$250,005	$226,580	$476,101	$452,659
Service cost	5,163	4,419	6,160	3,014
Interest cost	12,576	12,906	25,140	26,040
Actuarial loss	5,895	16,338	84,796	16,594
Benefits paid	(11,027)	(10,238)	(21,813)	(22,732)
Plan amendments	375	—	104	—
Plan settlements	(4,207)	—	—	—
Business combinations	—	—	7,430	—
Other	—	—	—	526

Benefit obligation at end of year	$258,780	$250,005	$577,918	$476,101

Change in plan assets:
Fair value of plan assets at beginning of year	$191,736	$160,944	$—	$—
Actual gain on plan assets	1,163	21,270	—	—
Employer contributions	24,871	19,760	21,813	22,732
Benefits paid	(11,026)	(10,238)	(21,813)	(22,732)
Plan settlements	(4,207)	—	—	—

Fair value of plan assets at end of year	$202,537	$191,736	—	—

Unfunded status of the plan	$(56,243)	$(58,269)	$(577,918)	$(476,101)

Amounts recognized in the balance sheet:
Other current liabilities	$(5,083)	$(8,892)	$—	$—
Accumulated postretirement benefits obligation
Current			$(27,247)	$(24,753)
Long-term			(550,671)	(451,348)
Other long-term liabilities	(51,160)	(49,377)	—	—

Net amount recognized	$(56,243)	$(58,269)	$(577,918)	$(476,101)

Amounts recognized in accumulated other comprehensive income, pre-tax
Prior service cost	$1,290	$1,187	$9,916	$8,852
Net actuarial loss	106,479	96,090	275,049	200,299

Net amount recognized	$107,769	$97,277	$284,965	$209,151

Components of net periodic benefit cost

	Pension Benefits			Other Benefits
	For the years ended December 31,			For the years ended December 31,
	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$5,163	$4,419	$4,154	$6,160	$3,014	$3,049
Interest cost	12,576	12,906	12,458	25,140	26,040	23,294
Expected return on plan assets	(15,717)	(13,076)	(11,304)	—	—	—
Amortization of prior service cost (credit)	272	304	304	(961)	(2,098)	(1,950)
Amortization of net actuarial loss	8,252	8,922	9,356	10,046	14,522	6,440
Settlement loss	1,807	—	—	—	—	—

Net periodic benefit cost for continuing operations	$12,353	$13,475	$14,968	$40,385	$41,478	$30,833

Schedule of estimated portion of net prior service cost and net actuarial loss remaining in accumulated other comprehensive income that is expected to be recognized as a component of net periodic benefit cost in 2012

	Pension Benefits	Other Benefits
Prior service cost	$256	$1,045
Net actuarial loss	9,252	14,725

Net amount to be recognized	$9,508	$15,770

Schedule of changes in plan assets and benefit obligations recognized in other comprehensive income as (income) loss

	Pension Benefits	Other Benefits	Total
Current year net actuarial loss	$20,544	$84,796	$105,340
Current year prior service cost	374	104	478
Amortization of actuarial loss	(10,059)	(10,046)	(20,105)
Amortization of prior service cost (credit)	(272)	961	689

Total	10,587	75,815	86,402
Deferred income taxes	(4,037)	(29,141)	(33,178)

Total recognized in other comprehensive (income) loss, net of taxes	$6,550	$46,674	$53,224

Summary of key assumptions used

	Pension Benefits			Other Benefits
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
Weighted average assumptions used to determine benefit obligations:
Discount rate	5.02%	5.30%	5.90%	5.14%	5.35%	5.90%
Rate of compensation increase	3.70%	3.70%	3.70%	—	—	—
Weighted average assumptions used to determine net periodic cost:
Discount rate	5.30%	5.90%	6.50%	5.35%	5.90%	6.50%
Expected return on plan assets	7.75%	8.25%	8.90%	—	—	—
Rate of compensation increase	3.70%	3.70%	3.70%	—	—	—

Summary of assumed health care cost trend rates

	December 31,
	2011		2010		2009
	Pre-65	Post-65	Pre-65	Post-65	Pre-65	Post-65
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	8.00%	8.00%	7.50%	7.50%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018	2016	2016	2016	2016

Schedule of pension trust's strategic asset allocation targets

			Actual Allocation
	Strategic Allocation	Tactical Range
			2011	2010
Equity investments:
Large capitalization stocks	38.5%	29-48%	37.2%	39.1%
Mid capitalization stocks	8.5%	6-11%	9.5%	11.2%
Small capitalization stocks	0.0%	0%	0.0%	0.0%
International stocks	13.0%	9-17%	12.5%	11.6%

Total equity investments	60.0%	50-70%	59.2%	61.9%
Fixed income investments	40.0%	30-50%	39.0%	37.5%
Cash	0.0%	0-5%	1.8%	0.6%

Total	100.0%		100.0%	100.0%

Schedule of the fair values of pension trust's assets by asset category

Asset category		Level 1(L1)	Level 2(L2)	Level 3(L3)
Cash	$3,568	X
Equity investments
Large cap value—Index(a)	16,586	X
Large cap value(b)	16,658	X
Large cap growth—Index(c)	21,195	X
Large cap growth(d)	20,894	X
Mid-cap growth(e)	19,350	X
International(f)	25,332	X
Fixed income investments:
Intermediate-term bond(g)	73,928	X
Long-term bond(h)	5,026	X

Total	$202,537

(a)
This category comprises an investment in a low-cost, non-actively managed, U.S.-regulated equity index mutual fund that tracks the Russell 1000 Value Index.

(b)
This category comprises an investment in an actively managed, U.S.-regulated mutual fund with a goal of achieving a return above the Russell 1000 Value Index.
(c)
This category comprises an investment in a low-cost, non-actively managed, U.S.-regulated equity index mutual fund that tracks the Russell 1000 Growth Index.

(d)
This category primarily consists of U.S. common stocks selected using a large-capitalization, growth-oriented investment strategy with a goal of achieving a return above the Russell 1000 Growth Index.

(e)
This category primarily consists of U.S. common stocks selected using a mid-capitalization, growth-oriented investment strategy with a goal of achieving a return above the Russell Mid Cap Index.

(f)
This category comprises an investment in an actively managed, U.S.-regulated mutual fund with a goal of achieving a return above the MSCI EAFE Index.

(g)
This category comprises an investment in an actively managed, U.S.-regulated mutual fund with a goal of achieving a return above the Barclays Capital U.S. Aggregate Bond Index.

(h)
This category comprises an investment in a low-cost, non-actively managed, U.S.-regulated mutual fund that tracks the Barclays Capital U.S. Long Government/Credit Float Adjusted Index.

(L1)
These assets are equity securities or exchange traded funds whose fair value is determined from quoted prices on nationally recognized securities exchanges.

(L2)
The Pension Trust does not invest in any Level 2 assets with unobservable inputs.

(L3)
The Pension Trust does not invest in any Level 3 assets with significant unobservable inputs.

Schedule of one-percentage point change in the trend rate

	Increase (Decrease)
	1-Percentage Point Increase	1-Percentage Point Decrease
Health care cost trend:
Effect on total of service and interest cost components	$4,580	$(3,693)
Effect on postretirement benefit obligation	$79,862	$(65,409)
Discount rate:
Effect on postretirement service and interest cost components	$13,897	$(85)
Effect on postretirement benefit obligation	$(68,165)	$84,930
Effect on current year postretirement benefits expense	$(3,820)	$4,621
Effect on pension service and interest cost components	$127	$(237)
Effect on pension benefit obligation	$(26,555)	$32,101
Effect on current year pension expense	$(2,554)	$2,995
Expected return on plan assets:
Effect on current year pension expense	$(1,905)	$1,905
Rate of compensation increase:
Effect on pension service and interest cost components	$444	$(396)
Effect on pension benefit obligation	$3,452	$(3,185)
Effect on current year pension expense	$836	$(757)

Schedule of estimated benefit payments from the plans that are expected to be paid

	Pension Benefits	Other Postretirement Benefits Before Medicare Subsidy	Medicare Part D Subsidy
2012	$18,479	$29,006	$1,760
2013	$14,304	$31,102	$1,986
2014	$15,173	$32,952	$2,234
2015	$16,566	$34,626	$2,502
2016	$16,736	$36,268	$2,740
Years 2017-2021	$92,313	$197,460	$17,761

Schedule of additional information regarding multiemployer plans

		Pension Protection Act Zone Status
					Contributions of Walter Energy
	EIN/Pension Plan Number			FIP/RP Status Pending/Implemented				Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
Pension Fund		2011	2010		2011	2010	2009
United Mine Workers of America 1974 Pension Plan(1)	52-1050282/002	Yellow	Green	Yes	$19,520	$13,425	$10,732	No	12/31/2016
(1)
The enrolled actuary for the UMWA 1974 Pension Plan ("the Plan") certified to the U.S. Department of the Treasury and the plan sponsor that the Plan is in "Seriously Endangered Status" for the plan year beginning July 1, 2011 and ending June 30, 2012. A funding improvement plan is currently pending. Federal law requires the Plan to adopt a funding improvement plan by May 25, 2012.